Average Annual Total Returns - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund	Dec. 30, 2022
Fidelity Series Canada Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.62%
Since Inception	11.43%
Fidelity Series Canada Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	27.68%
Since Inception	10.67%
Fidelity Series Canada Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.13%
Since Inception	8.78%
MS400
Average Annual Return:
Past 1 year	26.33%
Since Inception	10.87%	[1]

[1]	A From August 15, 2017